Reversal of (provision for) credit loss allowance - Summary of provision for allowance for credit loss on financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision for allowance for credit loss [Line Items]
Allowance provided for credit loss	₩ (2,244,639)	₩ (1,296,826)	₩ (984,234)
Allowance provided (reversed) for credit loss	(2,244,503)	(1,291,813)	(974,685)
Loans at amortized cost net category
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(2,114,442)	(1,244,351)	(907,070)
Others
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(90,770)	(32,831)	(52,162)
Securities at fair value through other comprehensive income
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(2,271)	0	(19,697)
Allowance provided (reversed) for credit loss		5,013
Unused credit line and financial guarantee
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(37,156)	(19,106)	0
Allowance provided (reversed) for credit loss	136	5,013	9,549
Securities at amortized cost
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	0	₩ (538)	₩ (5,305)
Allowance provided (reversed) for credit loss	₩ 136